PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 96.2%
Common Stocks
Automobile Components 0.3%
Dorman Products, Inc.*	84,692	$7,747,624
Automobiles 0.0%
Electric Last Mile Solutions, Inc.*	760,000	53,200
Banks 6.6%
BankUnited, Inc.	795,140	23,273,748
Brookline Bancorp, Inc.	2,236,785	18,677,155
East West Bancorp, Inc.	631,819	46,268,105
Eastern Bankshares, Inc.	1,519,445	21,241,841
First Interstate BancSystem, Inc. (Class A Stock)	223,721	6,212,732
Heritage Financial Corp.	292,817	5,279,491
Hilltop Holdings, Inc.	201,058	6,289,094
Pinnacle Financial Partners, Inc.	264,245	21,150,170
Western Alliance Bancorp	667,061	41,904,772
Wintrust Financial Corp.	150,602	14,843,333
		205,140,441
Biotechnology 5.5%
Apellis Pharmaceuticals, Inc.*	501,930	19,254,035
Arcutis Biotherapeutics, Inc.*(a)	3,085,198	28,692,341
Cabaletta Bio, Inc.*	1,286,536	9,623,289
Crinetics Pharmaceuticals, Inc.*	557,911	24,988,834
Exact Sciences Corp.*	93,842	3,964,824
Krystal Biotech, Inc.*	154,478	28,368,340
Natera, Inc.*	238,524	25,829,764
Tourmaline Bio, Inc.	236,782	3,045,017
Vaxcyte, Inc.*	328,890	24,834,484
		168,600,928
Building Products 0.6%
Hayward Holdings, Inc.*(a)	1,534,767	18,877,634
Capital Markets 1.6%
AllianceBernstein Holding LP, MLP	727,180	24,571,412
AssetMark Financial Holdings, Inc.*	269,521	9,311,951
Bridge Investment Group Holdings, Inc. (Class A Stock)	1,485,100	11,019,442
Marex Group PLC (United Kingdom)*(a)	247,943	4,958,860
		49,861,665

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.0%
Avient Corp.	701,021	$30,599,567
Commercial Services & Supplies 2.1%
ACV Auctions, Inc. (Class A Stock)*	1,689,331	30,830,290
GFL Environmental, Inc.	129,931	5,058,214
VSE Corp.(a)	336,353	29,693,243
		65,581,747
Construction & Engineering 1.3%
Great Lakes Dredge & Dock Corp.*	1,626,478	14,280,477
WillScot Mobile Mini Holdings Corp.*	648,593	24,413,040
		38,693,517
Consumer Staples Distribution & Retail 1.5%
BJ’s Wholesale Club Holdings, Inc.*	104,118	9,145,725
Performance Food Group Co.*	585,180	38,686,250
		47,831,975
Containers & Packaging 1.7%
Avery Dennison Corp.	75,488	16,505,451
Crown Holdings, Inc.	476,306	35,432,404
		51,937,855
Diversified Telecommunication Services 0.2%
Cogent Communications Holdings, Inc.(a)	116,734	6,588,467
Electrical Equipment 0.4%
Regal Rexnord Corp.	100,558	13,597,453
Electronic Equipment, Instruments & Components 1.0%
Cognex Corp.	381,869	17,856,195
Littelfuse, Inc.	47,534	12,149,215
Mirion Technologies, Inc.*	35,434	380,561
		30,385,971
Energy Equipment & Services 1.5%
Weatherford International PLC*	383,236	46,927,248
Financial Services 4.1%
AvidXchange Holdings, Inc.*	759,532	9,159,956

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Essent Group Ltd.	334,730	$18,808,479
Flywire Corp.*	1,024,793	16,796,357
Shift4 Payments, Inc. (Class A Stock)*(a)	852,101	62,501,608
WEX, Inc.*	113,499	20,105,213
		127,371,613
Food Products 2.5%
Adecoagro SA (Brazil)	3,325,545	32,357,553
Darling Ingredients, Inc.*	655,071	24,073,859
Freshpet, Inc.*	116,197	15,034,730
Utz Brands, Inc.	340,223	5,661,311
		77,127,453
Ground Transportation 1.1%
Saia, Inc.*	72,364	34,321,522
Health Care Equipment & Supplies 0.8%
Tandem Diabetes Care, Inc.*	619,233	24,948,898
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.*	350,102	23,645,889
Molina Healthcare, Inc.*	82,843	24,629,224
Progyny, Inc.*	444,891	12,728,331
		61,003,444
Health Care Technology 0.4%
Evolent Health, Inc. (Class A Stock)*	200,431	3,832,241
Waystar Holding Corp.*	361,437	7,770,895
		11,603,136
Hotel & Resort REITs 0.5%
Summit Hotel Properties, Inc.	2,641,097	15,820,171
Hotels, Restaurants & Leisure 3.0%
Bloomin’ Brands, Inc.(a)	427,007	8,211,345
Cava Group, Inc.*(a)	100,111	9,285,295
Churchill Downs, Inc.(a)	495,533	69,176,407
Domino’s Pizza, Inc.	12,106	6,250,691
		92,923,738

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 1.0%
Century Communities, Inc.	77,517	$6,330,038
Toll Brothers, Inc.	224,017	25,802,278
		32,132,316
Industrial REITs 1.4%
Plymouth Industrial REIT, Inc.	1,977,187	42,272,258
Insurance 6.2%
Axis Capital Holdings Ltd.	591,734	41,806,007
Markel Group, Inc.*	38,136	60,089,370
RenaissanceRe Holdings Ltd. (Bermuda)	189,863	42,436,279
Ryan Specialty Holdings, Inc.	459,051	26,583,644
Skyward Specialty Insurance Group, Inc.*	575,790	20,832,082
		191,747,382
IT Services 1.5%
ASGN, Inc.*	340,185	29,994,112
Globant SA*	89,589	15,970,135
		45,964,247
Leisure Products 0.7%
Brunswick Corp.(a)	314,173	22,862,369
Life Sciences Tools & Services 0.7%
Avantor, Inc.*	502,770	10,658,724
Fortrea Holdings, Inc.*	405,865	9,472,889
		20,131,613
Machinery 4.2%
Enerpac Tool Group Corp.	1,000,277	38,190,576
Enpro, Inc.	83,344	12,132,386
Gates Industrial Corp. PLC*	1,309,923	20,709,883
RBC Bearings, Inc.*	34,930	9,423,415
Trinity Industries, Inc.	1,698,581	50,821,543
		131,277,803
Marine Transportation 1.9%
Kirby Corp.*	485,275	58,101,976

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 3.8%
Constellium SE*	2,356,426	$44,418,630
Eldorado Gold Corp. (Turkey)*	1,833,279	27,114,197
ERO Copper Corp. (Brazil)*	2,127,160	45,464,828
		116,997,655
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Ladder Capital Corp.	2,865,405	32,350,422
Multi-Utilities 2.1%
CenterPoint Energy, Inc.	703,001	21,778,971
NiSource, Inc.	1,502,033	43,273,571
		65,052,542
Office REITs 0.8%
Cousins Properties, Inc.	1,079,731	24,995,773
Oil, Gas & Consumable Fuels 4.8%
Chord Energy Corp.(a)	196,255	32,908,038
Permian Resources Corp.	3,489,310	56,352,357
Targa Resources Corp.	451,448	58,137,473
		147,397,868
Personal Care Products 0.7%
elf Beauty, Inc.*	102,283	21,553,074
Pharmaceuticals 0.5%
Elanco Animal Health, Inc.*	507,856	7,328,362
Tarsus Pharmaceuticals, Inc.*	354,289	9,629,575
		16,957,937
Professional Services 2.8%
Huron Consulting Group, Inc.*	236,141	23,259,888
KBR, Inc.	597,771	38,341,032
Korn Ferry	392,022	26,320,357
		87,921,277

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 0.3%
Howard Hughes Holdings, Inc.*	96,387	$6,247,805
Marcus & Millichap, Inc.	92,588	2,918,374
		9,166,179
Residential REITs 1.7%
Independence Realty Trust, Inc.	2,820,453	52,855,289
Retail REITs 0.8%
Retail Opportunity Investments Corp.	186,784	2,321,725
Urban Edge Properties	1,183,633	21,861,702
		24,183,427
Semiconductors & Semiconductor Equipment 5.4%
Credo Technology Group Holding Ltd.*	1,098,301	35,079,734
Entegris, Inc.	68,972	9,338,809
Impinj, Inc.*	55,514	8,702,930
MACOM Technology Solutions Holdings, Inc.*	86,591	9,652,299
SiTime Corp.*	50,904	6,331,439
Tower Semiconductor Ltd. (Israel)*	1,238,942	48,702,810
Universal Display Corp.	236,075	49,634,769
		167,442,790
Software 6.7%
Appfolio, Inc. (Class A Stock)*	65,697	16,067,515
CyberArk Software Ltd.*	113,357	30,994,071
Descartes Systems Group, Inc. (The) (Canada)*	125,744	12,177,049
Intapp, Inc.*	408,441	14,977,531
LiveRamp Holdings, Inc.*	613,639	18,985,991
Procore Technologies, Inc.*	362,940	24,066,551
Q2 Holdings, Inc.*	689,945	41,624,382
Riskified Ltd. (Class A Stock)*	2,076,417	13,268,305
Sprout Social, Inc. (Class A Stock)*(a)	1,004,215	35,830,391
		207,991,786
Specialized REITs 2.4%
Gaming & Leisure Properties, Inc.	1,100,061	49,733,758
National Storage Affiliates Trust	584,616	24,097,871
		73,831,629

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 2.1%
Boot Barn Holdings, Inc.*	85,355	$11,004,820
Burlington Stores, Inc.*	197,887	47,492,880
Warby Parker, Inc. (Class A Stock)*	395,689	6,354,765
		64,852,465
Textiles, Apparel & Luxury Goods 2.4%
Kontoor Brands, Inc.	135,673	8,974,769
On Holding AG (Switzerland) (Class A Stock)*(a)	847,873	32,897,472
Ralph Lauren Corp.	177,444	31,063,347
		72,935,588
Trading Companies & Distributors 0.6%
Herc Holdings, Inc.	129,904	17,314,904

Total Long-Term Investments (cost $2,428,199,223)		2,975,835,836

Short-Term Investments 8.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.559%)(wb)	120,664,439	120,664,439
PGIM Institutional Money Market Fund (7-day effective yield 5.624%) (cost $133,167,829; includes $132,546,999 of cash collateral for securities on loan)(b)(wb)	133,335,343	133,255,342

Total Short-Term Investments (cost $253,832,268)		253,919,781

TOTAL INVESTMENTS 104.4% (cost $2,682,031,491)		3,229,755,617
Liabilities in excess of other assets (4.4)%		(135,805,299)

Net Assets 100.0%		$3,093,950,318

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LP—Limited Partnership
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.

PGIM Jennison Small Company Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,424,750; cash collateral of $132,546,999 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).